ACCOUNTS RECEIVABLE (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Accounts Receivable, Write-offs	$ 257	$ 0